Note 5 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Property and equipment		$ 0.3	$ 0.3
Leasehold Improvements, Gross		0.3	0.3
Total Property and equipment		0.6	0.6
Accumulated depreciation		(0.4)	(0.3)
Property and equipment, net	$ 0.2	$ 0.2	$ 0.3